UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Alan Goldberg K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	9/30/16

Date of reporting period:	12/31/15

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.0%
FINANCIALS — 30.5%
DIVERSIFIED FINANCIALS — 12.5%
State Street Corp.	5,180	$343,745
Asset Management & Custody Banks
American Express Co.	4,800	333,840
Consumer Finance
The Goldman Sachs Group, Inc.	1,740	313,600
Investment Banking & Brokerage
Capital One Financial Corp.	4,113	296,862
Consumer Finance
Bank of New York Mellon Corp.	6,450	265,854
Asset Management & Custody Banks
Franklin Resources, Inc.	5,339	196,564
Asset Management & Custody Banks
Ally Financial, Inc. (a)	10,456	194,909
Consumer Finance
T Rowe Price Group, Inc.	2,547	182,069
Asset Management & Custody Banks
		2,127,443
BANKS — 10.5%
Bank of America Corp.	35,500	597,465
Diversified Banks
Citigroup, Inc.	9,030	467,303
Diversified Banks
JPMorgan Chase & Co.	6,740	445,042
Diversified Banks
Wells Fargo & Co.	5,290	287,564
Diversified Banks
		1,797,374
INSURANCE — 7.5%
American International Group, Inc.	7,305	452,691
Multi-line Insurance
Aflac, Inc.	5,670	339,633
Life & Health Insurance
Aon PLC	3,080	284,007
Insurance Brokers
Principal Financial Group, Inc.	4,609	207,327
Life & Health Insurance
		1,283,658
		5,208,475
INFORMATION TECHNOLOGY — 25.3%
SOFTWARE & SERVICES — 14.6%
MasterCard, Inc., Class A	4,450	433,252
Data Processing & Outsourced Services
Visa, Inc., Class A	5,280	409,464
Data Processing & Outsourced Services
Alphabet, Inc., Class C (a)	524	397,274
Internet Software & Services
Microsoft Corp.	6,650	368,942
Systems Software
Automatic Data Processing, Inc.	4,320	365,990
Data Processing & Outsourced Services
Oracle Corp.	9,445	345,026
Systems Software
Alphabet, Inc., Class A (a)	217	168,515
Internet Software & Services
		2,488,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Intel Corp.	11,580	398,931
Semiconductors
Texas Instruments, Inc.	6,365	348,866
Semiconductors
Applied Materials, Inc.	9,260	172,884
Semiconductor Equipment
		920,681
TECHNOLOGY HARDWARE & EQUIPMENT — 5.3%
Apple, Inc.	3,307	348,095
Technology Hardware, Storage & Peripherals
TE Connectivity, Ltd.	5,036	325,353
Electronic Manufacturing Services
QUALCOMM, Inc.	4,845	242,177
Communications Equipment
		915,625
		4,324,769
INDUSTRIALS — 10.9%
CAPITAL GOODS — 7.6%
General Electric Co.	15,500	482,825
Industrial Conglomerates
Caterpillar, Inc.	4,400	299,024
Construction Machinery & Heavy Trucks
Cummins, Inc.	3,000	264,030
Construction Machinery & Heavy Trucks
Parker-Hannifin Corp.	2,539	246,257
Industrial Machinery
		1,292,136
TRANSPORTATION — 3.3%
FedEx Corp.	2,200	327,778
Air Freight & Logistics
Union Pacific Corp.	2,950	230,690
Railroads
		558,468
		1,850,604
CONSUMER DISCRETIONARY — 9.8%
AUTOMOBILES & COMPONENTS — 3.7%
General Motors Co.	7,850	266,978
Automobile Manufacturers
Fiat Chrysler Automobiles N.V. (a)	16,000	223,840
Automobile Manufacturers
Harley-Davidson, Inc.	3,102	140,800
Motorcycle Manufacturers
		631,618
MEDIA — 2.5%
News Corp., Class A	19,704	263,247
Publishing

	Shares	Value
Common Stocks — 95.0% (cont.)
Consumer Discretionary — 9.8% (cont.)
Media — 2.5% (cont.)
Comcast Corp., Class A	2,944	$166,141
Cable & Satellite
		429,388
RETAILING — 1.9%
Liberty Interactive Corp. QVC Group, Class A (a)	11,891	324,860
Catalog Retail
CONSUMER DURABLES & APPAREL — 1.7%
Whirlpool Corp.	2,000	293,740
Household Appliances
		1,679,606
ENERGY — 5.9%
Apache Corp.	8,274	367,940
Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	4,900	238,042
Oil & Gas Exploration & Production
Halliburton Co.	6,801	231,506
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	3,580	119,894
Oil & Gas Equipment & Services
Chesapeake Energy Corp.	12,000	54,000
Oil & Gas Exploration & Production
		1,011,382
CONSUMER STAPLES — 5.8%
FOOD, BEVERAGE & TOBACCO — 4.4%
Nestle SA (b)	3,540	263,447
Packaged Foods & Meats
Diageo PLC (b)	2,250	245,407
Distillers & Vintners
General Mills, Inc.	4,066	234,447
Packaged Foods & Meats
		743,301
HOUSEHOLD & PERSONAL PRODUCTS — 1.4%
Unilever PLC (b)	5,613	242,032
Personal Products
		985,333
HEALTH CARE — 5.1%
HEALTH CARE EQUIPMENT & SERVICES — 3.7%
Medtronic PLC	4,190	322,295
Health Care Equipment
UnitedHealth Group, Inc.	2,590	304,687
Managed Health Care
		626,982
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.4%
Sanofi (b)	5,670	241,826
Pharmaceuticals
		868,808
MATERIALS — 1.7%
Monsanto Co.	3,000	295,560
Fertilizers & Agricultural Chemicals
TOTAL COMMON STOCKS — 95.0% (Cost $12,634,021)		16,224,537

	Par Value	Value
SHORT TERM INVESTMENTS— 5.0%
REPURCHASE AGREEMENT — 3.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $648,078, collateralized by United States Treasury Notes, 1.375% - 1.750%, due 07/31/20 - 12/31/20, aggregate value plus accrued interest of $661,037 (Cost: $648,073)	$648,073	648,073

GOVERNMENT AND AGENCY SECURITIES — 0.6%
United States Treasury Note, 0.02%, due 01/31/16 (c) (Cost $100,161)	100,000	100,161

U.S. GOVERNMENT BILLS — 0.6%
United States Treasury Bills, 0.26%, due 03/10/16 (c) (Cost $99,950)	100,000	99,978
TOTAL SHORT TERM INVESTMENTS — 5.0% (Cost $848,184)		848,212
TOTAL INVESTMENTS — 100.0% (Cost $13,482,205)		17,072,749
Other Assets In Excess of Liabilities — 0.0%(d)		681
Foreign Currencies (Cost $0) —0.0% (d)		0	(e)
TOTAL NET ASSETS — 100.0%		$17,073,430

(a)       Non-income producing security

(b)       Sponsored American Depositary Receipt

(c)        The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)       Amount rounds to less than 0.1%.

(e)        Amount rounds to less than $1,000.

Oakmark Select Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 93.1%
FINANCIALS — 38.1%
BANKS — 17.8%
Bank of America Corp.	20,979	$353,070
Diversified Banks
JPMorgan Chase & Co.	5,230	345,337
Diversified Banks
Citigroup, Inc.	6,577	340,360
Diversified Banks
		1,038,767
INSURANCE — 11.2%
American International Group, Inc.	6,145	380,818
Multi-line Insurance
FNF Group	7,821	271,161
Property & Casualty Insurance
		651,979
REAL ESTATE — 5.3%
CBRE Group, Inc., Class A (a)	8,964	309,975
Real Estate Services
DIVERSIFIED FINANCIALS — 3.8%
Capital One Financial Corp.	3,050	220,149
Consumer Finance
		2,220,870
INFORMATION TECHNOLOGY — 27.0%
SOFTWARE & SERVICES — 17.2%
Alphabet, Inc., Class C (a)	616	467,205
Internet Software & Services
MasterCard, Inc., Class A	3,075	299,382
Data Processing & Outsourced Services
Oracle Corp.	6,540	238,906
Systems Software
		1,005,493
TECHNOLOGY HARDWARE & EQUIPMENT — 6.0%
TE Connectivity, Ltd.	5,394	348,502
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Intel Corp.	6,447	222,099
Semiconductors
		1,576,094
INDUSTRIALS — 7.8%
CAPITAL GOODS — 7.8%
General Electric Co.	14,500	451,675
Industrial Conglomerates
CONSUMER DISCRETIONARY — 7.3%
RETAILING — 4.3%
Liberty Interactive Corp. QVC Group, Class A (a)	9,214	251,723
Catalog Retail
AUTOMOBILES & COMPONENTS — 3.0%
Fiat Chrysler Automobiles N.V. (a)	12,470	174,462
Automobile Manufacturers
		426,185
ENERGY — 6.3%
Apache Corp.	5,310	236,136
Oil & Gas Exploration & Production
Chesapeake Energy Corp. (b)	29,075	130,837
Oil & Gas Exploration & Production
		366,973
MATERIALS — 3.4%
Monsanto Co.	2,000	197,040
Fertilizers & Agricultural Chemicals
UTILITIES — 3.2%
Calpine Corp. (a)	13,004	188,174
Independent Power Producers & Energy Traders
TOTAL COMMON STOCKS — 93.1% (Cost $3,934,205)		5,427,011
PREFERRED STOCKS— 0.1%
ENERGY — 0.1%
Chesapeake Energy Corp., 5.75%	37	7,021
Oil & Gas Exploration & Production
TOTAL PREFERRED STOCKS — 0.1% (Cost $7,522)		7,021

	Par Value	Value
FIXED INCOME— 0.9%
CONVERTIBLE BOND — 0.9%
Fiat Chrysler Automobiles N.V., 7.875%, due 12/15/16 (Cost $57,052)	$45,779	53,029
TOTAL FIXED INCOME — 0.9% (Cost $57,052)		53,029

SHORT TERM INVESTMENTS— 5.8%

REPURCHASE AGREEMENT — 5.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $337,837, collateralized by United States Treasury Notes, 1.625% - 3.125%, due 10/31/16 - 07/31/20, aggregate value plus accrued interest of $344,594 (Cost: $337,834)	337,834	337,834
TOTAL SHORT TERM INVESTMENTS — 5.8% (Cost $337,834)		337,834
TOTAL INVESTMENTS — 99.9% (Cost $4,336,613)		5,824,895
Other Assets In Excess of Liabilities — 0.1%		4,463
TOTAL NET ASSETS — 100.0%		$5,829,358

(a)	Non-income producing security
(b)	A portion of the security out on loan.

Oakmark Equity and Income Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 61.3%
FINANCIALS — 16.3%
BANKS — 6.4%
Bank of America Corp.	42,798	$720,282
Diversified Banks
U.S. Bancorp	5,169	220,574
Diversified Banks
Wells Fargo & Co.	3,299	179,344
Diversified Banks
		1,120,200
DIVERSIFIED FINANCIALS — 5.4%
TD Ameritrade Holding Corp.	9,880	342,937
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	1,568	282,637
Investment Banking & Brokerage
Bank of New York Mellon Corp.	5,340	220,134
Asset Management & Custody Banks
Ally Financial, Inc. (a)	4,267	79,541
Consumer Finance
T Rowe Price Group, Inc.	474	33,881
Asset Management & Custody Banks
		959,130
INSURANCE — 4.0%
FNF Group	8,081	280,182
Property & Casualty Insurance
Principal Financial Group, Inc.	5,061	227,657
Life & Health Insurance
Reinsurance Group of America, Inc.	2,402	205,500
Reinsurance
		713,339
REAL ESTATE — 0.5%
The Howard Hughes Corp. (a)	479	54,209
Real Estate Development
Gaming and Leisure Properties, Inc.	982	27,286
Specialized REIT’s
		81,495
		2,874,164
CONSUMER DISCRETIONARY — 10.8%
AUTOMOBILES & COMPONENTS — 6.9%
General Motors Co.	21,666	736,874
Automobile Manufacturers
BorgWarner, Inc.	7,718	333,662
Auto Parts & Equipment
Lear Corp.	1,161	142,634
Auto Parts & Equipment
		1,213,170
RETAILING — 3.1%
Foot Locker, Inc.	6,369	414,558
Apparel Retail
HSN, Inc.	2,491	126,231
Catalog Retail
		540,789
CONSUMER DURABLES & APPAREL — 0.8%
Kate Spade & Co. (a)	4,691	83,364
Apparel, Accessories & Luxury Goods
Carter’s, Inc.	664	59,143
Apparel, Accessories & Luxury Goods
		142,507
		1,896,466
INDUSTRIALS — 10.3%
CAPITAL GOODS — 8.7%
Dover Corp.	6,366	390,284
Industrial Machinery
Flowserve Corp. (b)	7,338	308,775
Industrial Machinery
Rockwell Automation, Inc.	2,145	220,099
Electrical Components & Equipment
Parker-Hannifin Corp.	1,638	158,849
Industrial Machinery
Precision Castparts Corp.	612	141,897
Aerospace & Defense
General Electric Co.	3,834	119,432
Industrial Conglomerates
The Manitowoc Co., Inc.	6,243	95,827
Construction Machinery & Heavy Trucks
WESCO International, Inc. (a)	1,118	48,817
Trading Companies & Distributors
Oshkosh Corp.	912	35,589
Construction Machinery & Heavy Trucks
Blount International, Inc. (a)	1,913	18,771
Industrial Machinery
		1,538,340
TRANSPORTATION — 1.4%
Union Pacific Corp.	3,086	241,341
Railroads

COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
Herman Miller, Inc.	1,350	38,742
Office Services & Supplies
		1,818,423
CONSUMER STAPLES — 9.5%
FOOD, BEVERAGE & TOBACCO — 6.8%
Nestle SA (c)	7,993	594,839
Packaged Foods & Meats
Philip Morris International, Inc.	3,806	334,612
Tobacco
Diageo PLC (c)	2,441	266,288
Distillers & Vintners
		1,195,739
FOOD & STAPLES RETAILING — 2.7%
CVS Health Corp.	4,993	488,122
Drug Retail
		1,683,861

	Shares	Value
Common Stocks — 61.3% (cont.)

INFORMATION TECHNOLOGY — 9.1%
SOFTWARE & SERVICES — 6.1%
Oracle Corp.	17,795	$650,052
Systems Software
MasterCard, Inc., Class A	3,703	360,483
Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	1,261	67,750
Data Processing & Outsourced Services
		1,078,285
TECHNOLOGY HARDWARE & EQUIPMENT — 3.0%
TE Connectivity, Ltd.	7,641	493,685
Electronic Manufacturing Services
Knowles Corp. (a)	1,857	24,751
Electronic Components
		518,436
		1,596,721
ENERGY — 2.7%
Baker Hughes, Inc.	6,736	310,844
Oil & Gas Equipment & Services
Oceaneering International, Inc.	2,312	86,735
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	1,700	56,920
Oil & Gas Equipment & Services
Rowan Cos. PLC	1,491	25,279
Oil & Gas Drilling
		479,778
HEALTH CARE — 2.2%
HEALTH CARE EQUIPMENT & SERVICES — 1.6%
UnitedHealth Group, Inc.	2,445	287,634
Managed Health Care

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.6%
Bruker Corp. (a)	4,077	98,941
Life Sciences Tools & Services
		386,575
MATERIALS — 0.4%
Glencore PLC	55,555	74,103
Diversified Metals & Mining
Southern Copper Corp.	98	2,562
Diversified Metals & Mining
		76,665
TOTAL COMMON STOCKS — 61.3% (Cost $7,639,331)		10,812,653

	Par Value	Value
FIXED INCOME— 18.2%

CORPORATE BONDS — 9.2%
Kinetic Concepts, Inc., 10.50%, due 11/01/18	$47,940	46,742
JPMorgan Chase & Co., 3.15%, due 07/05/16	44,592	45,053
Mondelez International, Inc., 4.125%, due 02/09/16	43,567	43,679
General Motors Co., 4.875%, due 10/02/23	41,400	42,338
Omega Healthcare Investors, Inc., 5.875%, due 03/15/24	39,292	40,667
Zimmer Biomet Holdings, Inc., 1.45%, due 04/01/17	37,671	37,488
The Manitowoc Co., Inc., 8.50%, due 11/01/20	35,655	36,903
The William Carter Co., 5.25%, due 08/15/21	35,137	36,103
Credit Suisse Group AG, 144A, 7.50% (d) (e) (f)	30,000	31,495
Bank of America Corp., 5.625%, due 10/14/16	29,855	30,800
Omnicom Group, Inc., 3.625%, due 05/01/22	30,425	30,712
CVS Health Corp., 4.00%, due 12/05/23	29,325	30,475
1011778 BC ULC / New Red Finance, Inc., 144A, 6.00%, due 04/01/22 (d)	29,500	30,385
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (d)	28,930	29,943
General Motors Co., 3.50%, due 10/02/18	29,525	29,821
Toyota Motor Credit Corp., 1.45%, due 01/12/18	29,495	29,439
Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21 (d)	26,745	28,015
Credit Suisse Group Funding Guernsey, Ltd., 144A, 3.125%, due 12/10/20 (d)	25,000	24,886
Credit Suisse New York, 1.75%, due 01/29/18	24,700	24,631
Penn National Gaming, Inc., 5.875%, due 11/01/21	23,704	22,993
Whirlpool Corp., 7.75%, due 07/15/16	22,256	22,947
Expedia, Inc., 144A, 5.00%, due 02/15/26 (d)	23,445	22,881
E*TRADE Financial Corp., 5.375%, due 11/15/22	20,605	21,584
Thermo Fisher Scientific, Inc., 2.25%, due 08/15/16	21,438	21,555
Delphi Corp., 5.00%, due 02/15/23	20,277	21,453
Anadarko Petroleum Corp., 5.95%, due 09/15/16	20,821	21,395
Bank of America Corp., 3.75%, due 07/12/16	20,295	20,549
JPMorgan Chase Bank NA, 0.902%, due 06/14/17 (e)	19,750	19,672
CBRE Services, Inc., 4.875%, due 03/01/26	19,665	19,589
JPMorgan Chase & Co., 1.70%, due 03/01/18	19,665	19,570
Centene Corp., 4.75%, due 05/15/22	20,084	19,431

	Par Value	Value
Fixed Income — 18.2% (cont.)

Corporate Bonds — 9.2% (cont.)
Lam Research Corp., 2.75%, due 03/15/20	$19,660	$19,013
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, due 03/01/21	16,710	18,020
Dollar General Corp., 4.125%, due 07/15/17	17,095	17,555
McGraw Hill Financial, Inc., 4.00%, due 06/15/25	17,150	17,192
Aon Corp., 5.00%, due 09/30/20	14,745	16,115
Anthem, Inc., 5.875%, due 06/15/17	15,150	16,014
CBRE Services, Inc., 5.25%, due 03/15/25	14,975	15,169
Valeant Pharmaceuticals International, Inc., 144A, 5.625%, due 12/01/21 (d)	16,370	15,060
CBRE Services, Inc., 5.00%, due 03/15/23	14,639	14,713
Pentair Finance SA, 2.90%, due 09/15/18	14,750	14,684
Schlumberger Holdings Corp., 144A, 2.35%, due 12/21/18 (d)	14,740	14,644
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (d)	13,615	14,432
Mead Johnson Nutrition Co., 4.125%, due 11/15/25	13,955	14,060
Scientific Games International, Inc., 10.00%, due 12/01/22	19,665	13,962
Zayo Group LLC / Zayo Capital, Inc., 6.00%, due 04/01/23	14,745	13,934
Anthem, Inc., 2.375%, due 02/15/17	13,725	13,847
International Game Technology PLC, 144A, 6.25%, due 02/15/22 (d)	14,800	13,838
Medtronic, Inc., 3.15%, due 03/15/22	13,228	13,372
Royal Caribbean Cruises, Ltd., 7.25%, due 06/15/16	13,053	13,325
Kinetic Concepts, Inc., 12.50%, due 11/01/19	14,360	13,068
International Game Technology PLC, 144A, 6.50%, due 02/15/25 (d)	14,800	12,987
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 11/01/23	12,000	11,700
BorgWarner, Inc., 4.625%, due 09/15/20	10,810	11,571
Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (d)	10,000	10,200
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, due 10/15/20 (d)	10,540	10,171
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (d)	9,970	10,095
Omega Healthcare Investors, Inc., 144A, 5.25%, due 01/15/26 (d)	9,835	10,039
CNO Financial Group, Inc., 4.50%, due 05/30/20	9,830	10,027
Kellogg Co., 4.45%, due 05/30/16	9,835	9,964
GLP Capital, LP / GLP Financing II, Inc., 4.875%, due 11/01/20	10,000	9,800
Chevron Corp., 1.365%, due 03/02/18	9,835	9,756
Schlumberger Holdings Corp., 144A, 4.00%, due 12/21/25 (d)	9,830	9,700
International Game Technology PLC, 144A, 5.625%, due 02/15/20 (d)	9,800	9,653
Boston Scientific Corp., 5.125%, due 01/12/17	9,237	9,532
Sirius XM Radio, Inc., 144A, 5.25%, due 08/15/22 (d)	8,895	9,384
Tempur Sealy International, Inc., 6.875%, due 12/15/20	8,819	9,238
Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18 (d)	37,809	9,074
Health Net, Inc., 6.375%, due 06/01/17	8,680	9,027
E*TRADE Financial Corp., 4.625%, due 09/15/23	7,865	7,993
Glencore Funding LLC, 144A, 1.70%, due 05/27/16 (d)	8,060	7,979
CVS Health Corp, 144A, 5.00%, due 12/01/24 (d)	6,880	7,443
CVS Health Corp, 144A, 4.75%, due 12/01/22 (d)	6,880	7,372
Credit Suisse Group AG, 144A, 6.25% (d) (e) (f)	7,000	6,995
Omnicom Group, Inc., 5.90%, due 04/15/16	6,862	6,950
Stanley Black & Decker, Inc., 2.451%, due 11/17/18	6,875	6,902
Mead Johnson Nutrition Co., 3.00%, due 11/15/20	6,885	6,883
Level 3 Financing, Inc., 144A, 5.375%, due 05/01/25 (d)	6,895	6,861
Level 3 Financing, Inc., 144A, 5.125%, due 05/01/23 (d)	6,895	6,843
Whirlpool Corp., 6.50%, due 06/15/16	6,610	6,752
Scientific Games International, Inc., 144A, 7.00%, due 01/01/22 (d)	6,885	6,575
Zayo Group LLC / Zayo Capital, Inc., 10.125%, due 07/01/20	5,995	6,460
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	6,352
Reynolds American, Inc., 6.75%, due 06/15/17	5,900	6,298

	Par Value	Value
Fixed Income — 18.2% (cont.)

Corporate Bonds — 9.2% (cont.)
CNO Financial Group, Inc., 5.25%, due 05/30/25	$5,895	$5,998
Yum! Brands, Inc., 3.875%, due 11/01/23	6,329	5,605
Quest Diagnostics, Inc., 4.70%, due 04/01/21	5,128	5,430
Glencore Finance Canada, Ltd., 144A, 3.60%, due 01/15/17 (d)	5,590	5,400
Serta Simmons Bedding LLC, 144A, 8.125%, due 10/01/20 (d)	4,990	5,215
Foot Locker, Inc., 8.50%, due 01/15/22	4,340	5,208
The Sun Products Corp., 144A, 7.75%, due 03/15/21 (d)	5,895	5,114
USG Corp., 6.30%, due 11/15/16	4,896	5,058
Penske Truck Leasing Co., LP / PTL Finance Corp., 144A, 3.75%, due 05/11/17 (d)	4,920	5,019
Capital One NA, 2.35%, due 08/17/18	5,000	5,009
The Goldman Sachs Group, Inc., 1.048%, due 05/22/17 (e)	5,000	4,993
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 11/01/18	5,000	4,950
General Motors Financial Co., Inc., 3.10%, due 01/15/19	4,915	4,908
American Express Credit Corp., 1.875%, due 11/05/18	4,915	4,902
Schlumberger Holdings Corp., 144A, 1.90%, due 12/21/17 (d)	4,915	4,897
Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24 (d)	19,665	4,474
Scripps Networks Interactive, Inc., 2.80%, due 06/15/20	3,930	3,834
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, due 08/15/18 (d)	3,855	3,820
Omnicom Group, Inc., 6.25%, due 07/15/19	2,950	3,299
Dollar Tree, Inc., 144A, 5.75%, due 03/01/23 (d)	2,950	3,053
MSCI, Inc., 144A, 5.75%, due 08/15/25 (d)	2,950	3,024
American Express Credit Corp., 2.60%, due 09/14/20	2,945	2,952
Medtronic, Inc., 1.50%, due 03/15/18	2,950	2,948
CVS Health Corp., 2.25%, due 08/12/19	2,884	2,880
The Goldman Sachs Group, Inc., 5.625%, due 01/15/17	2,095	2,176
McGraw Hill Financial, Inc., 4.40%, due 02/15/26	1,970	2,016
Ecolab, Inc., 3.00%, due 12/08/16	1,970	1,998
McGraw Hill Financial, Inc., 3.30%, due 08/14/20	1,970	1,987
McGraw Hill Financial, Inc., 2.50%, due 08/15/18	1,970	1,982
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22 (d)	2,000	1,970
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, due 08/15/21 (d)	1,960	1,891
Tyco Electronics Group SA, 6.55%, due 10/01/17	1,385	1,493
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,043
Dollar Tree, Inc., 144A, 5.25%, due 03/01/20 (d)	1,000	1,033
Post Holdings, Inc., 144A, 6.75%, due 12/01/21 (d)	1,000	1,020
Level 3 Financing, Inc., 144A, 5.375%, due 01/15/24 (d)	1,000	1,005
Tribune Media Co., 144A, 5.875%, due 07/15/22 (d)	1,000	1,000
The Goldman Sachs Group, Inc., 2.55%, due 10/23/19	980	980
Ventas Realty, LP REIT, 3.50%, due 02/01/25	1,000	958
Post Holdings, Inc., 144A, 7.75%, due 03/15/24 (d)	500	524
Valeant Pharmaceuticals International, Inc., 144A, 5.875%, due 05/15/23 (d)	500	446
Valeant Pharmaceuticals International, Inc., 144A, 6.125%, due 04/15/25 (d)	250	223
Total Corporate Bonds (Cost $1,681,436)		1,623,522

GOVERNMENT AND AGENCY SECURITIES — 8.9%
U.S. GOVERNMENT NOTES — 8.7%
1.375%, due 07/15/18, Inflation Indexed	468,366	484,899
1.25%, due 07/15/20, Inflation Indexed	457,835	476,107
2.125%, due 01/15/19, Inflation Indexed	220,871	233,721
1.00%, due 09/30/16	199,380	199,777
1.25%, due 11/30/18	73,725	73,601
2.125%, due 01/31/21	24,570	24,933
1.75%, due 10/31/20	24,570	24,532
0.75%, due 06/30/17	24,585	24,508
		1,542,078
U.S. GOVERNMENT AGENCIES — 0.2%
Federal National Mortgage Association, 1.25%, due 09/27/18	24,680	24,557

	Par Value	Value
Fixed Income — 18.2% (cont.)

Government and Agency Securities — 8.9% (cont.)
U.S. Government Agencies — 0.2% (cont.)
Federal National Mortgage Association, 1.25%, due 01/30/20	$9,525	$9,481
		34,038
Total Government and Agency Securities (Cost $1,536,543)		1,576,116

ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.881%, due 10/15/19 (d) (e) (Cost $11,450)	11,450	11,457
TOTAL FIXED INCOME — 18.2% (Cost $3,229,429)		3,211,095

SHORT TERM INVESTMENTS— 20.2%

COMMERCIAL PAPER — 14.7%
Toyota Motor Credit Corp., 0.20% - 0.55%, due 01/07/16 - 03/08/16 (g)	950,000	949,653
MetLife Short Term Funding LLC, 144A, 0.15% - 0.41%, due 01/05/16 - 02/10/16 (d) (g)	378,000	377,950
BMW US Capital LLC, 144A, 0.19% - 0.26%, due 01/04/16 - 02/04/16 (d) (g)	345,000	344,953
Kellogg Co., 144A, 0.39% - 0.66%, due 01/04/16 - 01/29/16 (d) (g)	187,570	187,545
American Honda Finance Corp., 0.20% - 0.33%, due 01/22/16 - 02/05/16 (g)	170,570	170,537
Chevron Corp., 144A, 0.21% - 0.39%, due 01/19/16 - 02/03/16 (d) (g)	150,000	149,966
Anthem, Inc., 144A, 0.53% - 0.69%, due 01/04/16 - 02/26/16 (d) (g)	122,500	122,448
John Deere Capital Co., 144A, 0.30% - 0.31%, due 01/19/16 - 01/21/16 (d) (g)	100,000	99,985
Wal-Mart Stores, Inc., 144A, 0.23%, due 01/25/16 - 01/27/16 (d) (g)	100,000	99,984
J.P. Morgan Securities LLC, 144A, 0.51% - 0.53%, due 05/02/16 - 05/04/16 (d) (g)	100,000	99,821
Total Commercial Paper (Cost $2,602,837)		2,602,842

REPURCHASE AGREEMENT — 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $401,797, collateralized by a United States Treasury Note, 1.750%, due 12/31/20, value plus accrued interest of $409,832 (Cost: $401,794)	401,794	401,794

CORPORATE BONDS — 1.8%
ConAgra Foods, Inc., 1.30%, due 01/25/16	49,951	49,965
Bank of America Corp., 6.50%, due 08/01/16	44,888	46,197
Citigroup, Inc., 1.30%, due 04/01/16	35,713	35,763
The Goldman Sachs Group, Inc., 5.35%, due 01/15/16	33,875	33,933
Yum! Brands, Inc., 6.25%, due 04/15/16	29,125	29,490
Mohawk Industries, Inc., 6.125%, due 01/15/16	22,336	22,379
Aon Corp., 3.125%, due 05/27/16	19,920	20,074
Willis Group Holdings PLC, 4.125%, due 03/15/16	17,433	17,527
Capital One Financial Corp., 6.15%, due 09/01/16	12,919	13,312
Comerica Bank, 5.75%, due 11/21/16	12,750	13,207
Morgan Stanley, 1.75%, due 02/25/16	9,830	9,840
Bank of America Corp., 6.05%, due 05/16/16	7,890	8,020
Capital One Financial Corp., 3.15%, due 07/15/16	3,513	3,545
JPMorgan Chase & Co., 3.45%, due 03/01/16	3,440	3,454
The Bank of New York Mellon Corp., 2.30%, due 07/28/16	2,945	2,970
Schlumberger Investment SA, 144A, 1.95%, due 09/14/16 (d)	1,970	1,980
Philip Morris International, Inc., 2.50%, due 05/16/16	1,350	1,358
Express Scripts Holding Co., 3.125%, due 05/15/16	1,320	1,329
Total Corporate Bonds (Cost $314,597)		314,343

U.S. GOVERNMENT BILLS — 1.4%
United States Treasury Bills, 0.22% - 0.26%, due 03/10/16 - 04/21/16 (g) (Cost $245,565)	245,710	245,607
TOTAL SHORT TERM INVESTMENTS — 20.2% (Cost $3,564,793)		3,564,586

TOTAL INVESTMENTS — 99.7% (Cost $14,433,553)	17,588,334
Other Assets In Excess of Liabilities — 0.3%	47,740
Foreign Currencies (Cost $0) —0.0% (h)	0	(i)
NET ASSETS — 100.0%	$17,636,074

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(e)	Floating Rate Note. Rate shown is as of December 31, 2015.
(f)	Security is perpetual and has no stated maturity date.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(h)	Amount rounds to less than 0.1%.
(i)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2015 (Unaudited)

			% of Equity Investments
North America 41.3%
		United States	41.3%
Europe 39.9%
		Switzerland	19.4%
	*	Germany	8.5%
		United Kingdom	6.4%
	*	France	3.5%
	*	Netherlands	2.1%
Asia 14.7%
		Japan	10.6%
		South Korea	2.6%
		China	1.5%
Australasia 3.5%
		Australia	3.5%
Latin America 0.6%
		Mexico	0.6%

*                      Euro currency countries comprise 14.1% of equity investments.

Oakmark Global Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 98.8%
FINANCIALS — 26.4%
DIVERSIFIED FINANCIALS — 12.1%
Credit Suisse Group AG (Switzerland)	7,650	$165,664
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	2,523	122,583
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	13,334	82,626
Investment Banking & Brokerage
		370,873
BANKS — 10.9%
Bank of America Corp. (United States)	7,243	121,900
Diversified Banks
Citigroup, Inc. (United States)	2,057	106,434
Diversified Banks
BNP Paribas SA (France)	1,850	105,030
Diversified Banks
		333,364
INSURANCE — 3.4%
Allianz SE (Germany)	578	102,786
Multi-line Insurance
		807,023
INFORMATION TECHNOLOGY — 26.4%
SOFTWARE & SERVICES — 12.5%
Alphabet, Inc., Class C (United States) (a)	180	136,677
Internet Software & Services
MasterCard, Inc., Class A (United States)	1,116	108,654
Data Processing & Outsourced Services
Oracle Corp. (United States)	2,445	89,323
Systems Software
Baidu, Inc. (China) (a) (b)	241	45,615
Internet Software & Services
		380,269
TECHNOLOGY HARDWARE & EQUIPMENT — 11.8%
TE Connectivity, Ltd. (Switzerland)	1,901	122,804
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	73	78,611
Technology Hardware, Storage & Peripherals
OMRON Corp. (Japan)	2,081	70,376
Electronic Components
Hirose Electric Co., Ltd. (Japan)	478	58,662
Electronic Components
Itron, Inc. (United States) (a)	829	30,008
Electronic Equipment & Instruments
		360,461
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Intel Corp. (United States)	1,860	64,091
Semiconductors
		804,821
CONSUMER DISCRETIONARY — 18.9%
AUTOMOBILES & COMPONENTS — 11.1%
General Motors Co. (United States)	3,529	120,007
Automobile Manufacturers
Daimler AG (Germany)	1,323	111,517
Automobile Manufacturers
Toyota Motor Corp. (Japan)	1,731	107,858
Automobile Manufacturers
		339,382
MEDIA — 5.4%
The Interpublic Group of Cos., Inc. (United States)	4,662	108,529
Advertising
Live Nation Entertainment, Inc. (United States) (a)	1,622	39,864
Movies & Entertainment
Grupo Televisa SAB (Mexico) (b)	658	17,904
Broadcasting
		166,297
CONSUMER DURABLES & APPAREL — 2.4%
Cie Financiere Richemont SA (Switzerland)	997	71,790
Apparel, Accessories & Luxury Goods
		577,469
INDUSTRIALS — 11.6%
CAPITAL GOODS — 9.4%
CNH Industrial N.V. (United Kingdom)	14,757	101,675
Agricultural & Farm Machinery
Koninklijke Philips NV (Netherlands)	2,446	62,614
Industrial Conglomerates
USG Corp. (United States) (a)	2,028	49,267
Building Products
MTU Aero Engines AG (Germany)	430	42,065
Aerospace & Defense
Smiths Group PLC (United Kingdom)	2,395	33,169
Industrial Conglomerates
		288,790
TRANSPORTATION — 2.2%
Union Pacific Corp. (United States)	779	60,902
Railroads
Kuehne + Nagel International AG (Switzerland)	42	5,779
Marine
		66,681
		355,471
MATERIALS — 6.7%
Incitec Pivot, Ltd. (Australia)	36,545	105,455
Diversified Chemicals
LafargeHolcim, Ltd. (Switzerland)	1,946	97,720
Construction Materials
		203,175

	Shares	Value
Common Stocks — 98.8% (cont.)

HEALTH CARE — 4.8%
HEALTH CARE EQUIPMENT & SERVICES — 4.8%
Health Net, Inc. (United States) (a)	1,212	$82,981
Managed Health Care
Tenet Healthcare Corp. (United States) (a)	2,126	64,432
Health Care Facilities
		147,413
ENERGY — 2.1%
Oceaneering International, Inc. (United States)	744	27,913
Oil & Gas Equipment & Services
National Oilwell Varco, Inc. (United States)	615	20,580
Oil & Gas Equipment & Services
Chesapeake Energy Corp. (United States)	3,250	14,625
Oil & Gas Exploration & Production
		63,118
CONSUMER STAPLES — 1.9%
FOOD, BEVERAGE & TOBACCO — 1.9%
Diageo PLC (United Kingdom)	2,115	57,895
Distillers & Vintners
TOTAL COMMON STOCKS — 98.8% (Cost $2,605,347)		3,016,385

	Par Value	Value
SHORT TERM INVESTMENT— 0.8%
REPURCHASE AGREEMENT — 0.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $22,747, collateralized by a United States Treasury Note, 1.625%, due 07/31/20, value plus accrued interest of $23,204 (Cost: $22,746)	$22,746	22,746
TOTAL SHORT TERM INVESTMENTS — 0.8% (Cost $22,746)		22,746
TOTAL INVESTMENTS — 99.6% (Cost $2,628,093)		3,039,131
Other Assets In Excess of Liabilities — 0.4%		12,713
Foreign Currencies (Cost $0) —0.0% (c)		0	(d)
TOTAL NET ASSETS — 100.0%		$3,051,844

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2015 (Unaudited)

			% of Equity Investments
Europe 46.4%
		Switzerland	22.8%
	*	France	9.1%
		United Kingdom	8.3%
	*	Germany	6.2%
North America 44.7%
		United States	44.7%
Asia 8.9%
		South Korea	4.7%
		Japan	4.2%

*       Euro currency countries comprise 15.3% of equity investments.

Oakmark Global Select Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 93.7%
INFORMATION TECHNOLOGY — 25.4%
SOFTWARE & SERVICES — 16.3%
Alphabet, Inc., Class C (United States) (a)	228	$173,309
Internet Software & Services
MasterCard, Inc., Class A (United States)	1,100	107,096
Data Processing & Outsourced Services
Oracle Corp. (United States)	2,450	89,499
Systems Software
		369,904
TECHNOLOGY HARDWARE & EQUIPMENT — 9.1%
TE Connectivity, Ltd. (Switzerland)	1,654	106,858
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	92	99,372
Technology Hardware, Storage & Peripherals
		206,230
		576,134
FINANCIALS — 24.4%
BANKS — 10.1%
JPMorgan Chase & Co. (United States)	1,762	116,345
Diversified Banks
Bank of America Corp. (United States)	6,737	113,384
Diversified Banks
		229,729
DIVERSIFIED FINANCIALS — 9.0%
Credit Suisse Group AG (Switzerland)	5,300	114,774
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	14,601	90,476
Investment Banking & Brokerage
		205,250
INSURANCE — 5.3%
American International Group, Inc. (United States)	1,922	119,106
Multi-line Insurance
		554,085
CONSUMER DISCRETIONARY — 14.6%
CONSUMER DURABLES & APPAREL — 8.8%
Kering SA (France)	643	110,355
Apparel, Accessories & Luxury Goods
Cie Financiere Richemont SA (Switzerland)	1,260	90,730
Apparel, Accessories & Luxury Goods
		201,085
AUTOMOBILES & COMPONENTS — 5.8%
Daimler AG (Germany)	1,557	131,228
Automobile Manufacturers
		332,313
INDUSTRIALS — 12.8%
CAPITAL GOODS — 10.1%
General Electric Co. (United States)	4,450	138,618
Industrial Conglomerates
CNH Industrial N.V. (United Kingdom)	13,078	90,104
Agricultural & Farm Machinery
		228,722
TRANSPORTATION — 2.7%
Kuehne + Nagel International AG (Switzerland)	450	61,897
Marine
		290,619
CONSUMER STAPLES — 7.5%
FOOD, BEVERAGE & TOBACCO — 7.5%
Diageo PLC (United Kingdom)	3,119	85,371
Distillers & Vintners
Danone SA (France)	1,236	83,668
Packaged Foods & Meats
		169,039
MATERIALS — 4.9%
LafargeHolcim, Ltd. (Switzerland)	2,192	110,090
Construction Materials
ENERGY — 4.1%
Apache Corp. (United States)	2,100	93,387
Oil & Gas Exploration & Production
TOTAL COMMON STOCKS — 93.7% (Cost $2,008,337)		2,125,667

	Par Value	Value
SHORT TERM INVESTMENTS— 5.1%
REPURCHASE AGREEMENT — 5.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $116,511, collateralized by a United States Treasury Note, 3.125%, due 10/31/16, value plus accrued interest of $118,844 (Cost: $116,510)	$116,510	116,510
TOTAL SHORT TERM INVESTMENTS — 5.1% (Cost $116,510)		116,510
TOTAL INVESTMENTS — 98.8% (Cost $2,124,847)		2,242,177
Other Assets In Excess of Liabilities — 1.2%		26,085
Foreign Currencies (Cost $0) —0.0% (b)		0	(c)
TOTAL NET ASSETS — 100.0%		$2,268,262

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2015 (Unaudited)

			% of Equity Investments
Europe 65.8%
		Switzerland	15.9%
	*	France	13.7%
		United Kingdom	13.3%
	*	Germany	9.3%
	*	Italy	5.7%
		Sweden	3.7%
	*	Netherlands	2.5%
	*	Ireland	1.7%
Asia 27.6%
		Japan	19.6%
		South Korea	2.5%
		Indonesia	2.2%
		Hong Kong	1.9%
		China	1.4%
Australasia 3.2%
		Australia	3.2%
North America 2.2%
		United States	2.2%
Latin America 1.0%
		Mexico	1.0%
Middle East 0.2%
		Israel	0.2%

*                      Euro currency countries comprise 32.9% of equity investments.

Oakmark International Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.5%
FINANCIALS — 30.9%
DIVERSIFIED FINANCIALS — 13.6%
Credit Suisse Group AG (Switzerland)	58,882	$1,275,120
Diversified Capital Markets
Nomura Holdings, Inc. (Japan)	163,909	926,085
Investment Banking & Brokerage
EXOR SPA (Italy) (b)	13,318	609,192
Multi-Sector Holdings
Daiwa Securities Group, Inc. (Japan)	87,280	540,839
Investment Banking & Brokerage
Schroders PLC (United Kingdom)	5,829	255,713
Asset Management & Custody Banks
Schroders PLC, Non-Voting (United Kingdom)	31	1,047
Asset Management & Custody Banks
		3,607,996
BANKS — 10.7%
BNP Paribas SA (France)	17,454	990,682
Diversified Banks
Lloyds Banking Group PLC (United Kingdom)	536,545	577,965
Diversified Banks
Bank Mandiri Persero Tbk PT (Indonesia)	815,618	547,295
Diversified Banks
Intesa Sanpaolo SPA (Italy)	132,323	444,059
Diversified Banks
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,114	272,604
Diversified Banks
		2,832,605
INSURANCE — 6.6%
Allianz SE (Germany)	4,394	780,910
Multi-line Insurance
Willis Group Holdings PLC (United States)	11,480	557,594
Insurance Brokers
AMP, Ltd. (Australia)	100,048	425,035
Life & Health Insurance
		1,763,539
		8,204,140
CONSUMER DISCRETIONARY — 28.5%
AUTOMOBILES & COMPONENTS — 14.1%
Honda Motor Co., Ltd. (Japan)	31,407	1,021,675
Automobile Manufacturers
Daimler AG (Germany)	10,227	862,264
Automobile Manufacturers
Toyota Motor Corp. (Japan)	13,733	855,561
Automobile Manufacturers
Bayerische Motoren Werke (BMW) AG (Germany)	6,870	728,935
Automobile Manufacturers
Valeo SA (France)	1,786	276,742
Auto Parts & Equipment
		3,745,177
CONSUMER DURABLES & APPAREL — 10.1%
Kering SA (France)	4,042	693,854
Apparel, Accessories & Luxury Goods
Cie Financiere Richemont SA (Switzerland)	8,014	576,876
Apparel, Accessories & Luxury Goods
Swatch Group AG, Bearer Shares (Switzerland)	1,246	435,582
Apparel, Accessories & Luxury Goods
Prada SPA (Italy) (b)	132,274	411,327
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE (France)	2,192	345,123
Apparel, Accessories & Luxury Goods
Burberry Group PLC (United Kingdom)	12,261	216,004
Apparel, Accessories & Luxury Goods
		2,678,766
CONSUMER SERVICES — 1.8%
Melco Crown Entertainment, Ltd. (Hong Kong) (b) (c)	28,848	484,639
Casinos & Gaming
MEDIA — 1.6%
Grupo Televisa SAB (Mexico) (c)	9,586	260,824
Broadcasting
WPP PLC (United Kingdom)	6,792	156,495
Advertising
		417,319
RETAILING — 0.9%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	6,725	240,669
Apparel Retail
		7,566,570
INDUSTRIALS — 18.2%
CAPITAL GOODS — 12.5%
CNH Industrial N.V. (United Kingdom) (b)	93,721	645,736
Agricultural & Farm Machinery
Komatsu, Ltd. (Japan)	34,544	572,498
Construction Machinery & Heavy Trucks
Koninklijke Philips NV (Netherlands)	21,517	550,921
Industrial Conglomerates
SKF AB (Sweden) (b)	24,358	395,892
Industrial Machinery
Smiths Group PLC (United Kingdom) (b)	22,771	315,380
Industrial Conglomerates
Atlas Copco AB, Series B (Sweden)	12,352	285,781
Industrial Machinery
Meggitt PLC (United Kingdom) (b)	42,505	234,792
Aerospace & Defense
Ashtead Group PLC (United Kingdom)	10,446	172,317
Trading Companies & Distributors
Schindler Holding AG (Switzerland)	369	61,948
Industrial Machinery

	Shares	Value
Common Stocks — 96.5% (cont.)
Industrials — 18.2% (cont.)
Capital Goods — 12.5% (cont.)
Safran SA (France)	859	$59,122
Aerospace & Defense
Wolseley PLC (United Kingdom)	526	28,616
Trading Companies & Distributors
		3,323,003
COMMERCIAL & PROFESSIONAL SERVICES — 4.5%
Bureau Veritas SA (France) (b)	23,362	466,887
Research & Consulting Services
Experian PLC (Ireland)	24,638	436,211
Research & Consulting Services
G4S PLC (United Kingdom)	67,492	224,366
Security & Alarm Services
Secom Co., Ltd. (Japan)	1,158	79,353
Security & Alarm Services
		1,206,817
TRANSPORTATION — 1.2%
Kuehne + Nagel International AG (Switzerland)	2,221	305,565
Marine
		4,835,385
MATERIALS — 7.0%
Glencore PLC (Switzerland)	543,853	725,422
Diversified Metals & Mining
LafargeHolcim, Ltd. (Switzerland)	12,636	634,592
Construction Materials
Orica, Ltd. (Australia) (b)	35,886	405,332
Commodity Chemicals
Akzo Nobel NV (Netherlands)	1,259	84,418
Specialty Chemicals
		1,849,764
INFORMATION TECHNOLOGY — 6.3%
TECHNOLOGY HARDWARE & EQUIPMENT — 4.7%
Samsung Electronics Co., Ltd. (South Korea)	604	648,902
Technology Hardware, Storage & Peripherals
OMRON Corp. (Japan) (b)	17,817	602,568
Electronic Components
		1,251,470
SOFTWARE & SERVICES — 1.6%
Baidu, Inc. (China) (a) (c)	1,885	356,416
Internet Software & Services
Check Point Software Technologies, Ltd. (Israel) (a)	651	52,954
Systems Software
		409,370
		1,660,840

CONSUMER STAPLES — 4.8%
FOOD, BEVERAGE & TOBACCO — 4.8%
Diageo PLC (United Kingdom)	18,480	505,759
Distillers & Vintners
Danone SA (France)	5,523	373,783
Packaged Foods & Meats
Pernod Ricard SA (France)	2,746	313,882
Distillers & Vintners
Nestle SA (Switzerland)	886	65,915
Packaged Foods & Meats
Swedish Match AB (Sweden)	402	14,288
Tobacco
		1,273,627
HEALTH CARE — 0.8%
HEALTH CARE EQUIPMENT & SERVICES — 0.5%
Olympus Corp. (Japan)	3,636	145,208
Health Care Equipment
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.3%
GlaxoSmithKline PLC (United Kingdom)	3,501	70,871
Pharmaceuticals
		216,079
TOTAL COMMON STOCKS — 96.5% (Cost $27,077,199)		25,606,405

	Par Value	Value
SHORT TERM INVESTMENTS— 3.1%
GOVERNMENT AND AGENCY SECURITIES — 0.9%
United States Treasury Floating Rate Note, 0.319%, due 04/30/16 (d) (Cost $250,000)	$250,000	250,056
Total Government and Agency Securities (Cost $250,000)		250,056
COMMERCIAL PAPER — 0.9%
J.P. Morgan Securities LLC, 144A, 0.48% - 0.76%, due 03/17/16 - 06/07/16 (e) (f) (Cost $249,486)	250,000	249,533
REPURCHASE AGREEMENT — 0.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $227,815, collateralized by a United States Treasury Note, 1.750%, due 12/31/20, value plus accrued interest of $232,369 (Cost: $227,813)	227,813	227,813
U.S. GOVERNMENT BILLS — 0.4%
United States Treasury Bill, 0.14%, due 02/04/16 (e) (Cost $99,987)	100,000	99,987
TOTAL SHORT TERM INVESTMENTS — 3.1% (Cost $827,286)		827,389
TOTAL INVESTMENTS — 99.6% (Cost $27,904,485)		26,433,794
Foreign Currencies (Cost $2) — 0.0% (g)		2
Other Assets In Excess of Liabilities — 0.4%		106,161
TOTAL NET ASSETS — 100.0%		$26,539,957

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	Floating Rate Note. Rate shown is as of December 31, 2015.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(g)	Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2015 (Unaudited)

			% of Equity Investments
Europe 60.1%
		United Kingdom	17.2%
		Switzerland	16.1%
	*	Finland	7.2%
	*	Germany	3.6%
	*	Italy	3.5%
	*	Netherlands	2.6%
	*	France	2.5%
		Norway	2.4%
	*	Spain	2.3%
		Denmark	1.5%
	*	Greece	1.2%
	*	Austria	0.0	%(a)

Asia 20.3%
		Japan	10.0%
		South Korea	5.0%
		Hong Kong	4.3%
		China	1.0%
Australasia 13.0%
		Australia	10.8%
		New Zealand	2.2%
North America 3.4%
		Canada	3.4%
Latin America 2.0%
		Brazil	2.0%
Middle East 1.2%
		Israel	1.2%

*       Euro currency countries comprise 22.9% of equity investments.

(a)     Amount rounds to less than 0.1%.

Oakmark International Small Cap Fund	December 31, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.6%
INDUSTRIALS — 43.4%
CAPITAL GOODS — 23.5%
Konecranes OYJ (Finland) (b)	3,381	$84,139
Industrial Machinery
MTU Aero Engines AG (Germany)	796	77,912
Aerospace & Defense
Metso OYJ (Finland)	3,195	71,863
Industrial Machinery
Bucher Industries AG (Switzerland)	315	71,220
Construction Machinery & Heavy Trucks
Sulzer AG (Switzerland)	596	56,140
Industrial Machinery
Morgan Advanced Materials PLC (United Kingdom)	14,521	52,961
Industrial Machinery
Saft Groupe SA (France) (b)	1,661	50,702
Electrical Components & Equipment
Melrose Industries PLC (United Kingdom)	10,014	42,946
Industrial Machinery
Travis Perkins PLC (United Kingdom)	1,304	37,937
Trading Companies & Distributors
Outotec OYJ (Finland) (b) (c)	9,337	34,499
Construction & Engineering
Finning International, Inc. (Canada)	2,455	33,137
Trading Companies & Distributors
Prysmian SpA (Italy)	1,041	22,920
Electrical Components & Equipment
Wajax Corp. (Canada) (b)	1,162	14,099
Trading Companies & Distributors
		650,475
COMMERCIAL & PROFESSIONAL SERVICES — 13.3%
Applus Services SA (Spain)	6,645	60,295
Research & Consulting Services
ALS, Ltd. (Australia)	19,526	53,642
Research & Consulting Services
Mitie Group PLC (United Kingdom)	10,577	48,493
Environmental & Facilities Services
Michael Page International PLC (United Kingdom)	6,593	47,071
Human Resource & Employment Services
Transpacific Industries Group, Ltd. (Australia)	60,595	34,883
Environmental & Facilities Services
SThree PLC (United Kingdom)	6,359	30,562
Human Resource & Employment Services
Brunel International N.V. (Netherlands)	1,460	26,661
Human Resource & Employment Services
Randstad Holding N.V. (Netherlands)	407	25,445
Human Resource & Employment Services
Dorma+Kaba Holding AG (Switzerland)	30	20,605
Security & Alarm Services
gategroup Holding AG (Switzerland)	443	19,526
Diversified Support Services
		367,183
TRANSPORTATION — 6.6%
Panalpina Welttransport Holding AG (Switzerland)	633	71,115
Air Freight & Logistics
DSV AS (Denmark)	1,028	40,665
Trucking
BBA Aviation PLC (United Kingdom)	14,553	40,570
Airport Services
Freightways, Ltd. (New Zealand)	7,383	31,356
Air Freight & Logistics
		183,706
		1,201,364
FINANCIALS — 18.0%
DIVERSIFIED FINANCIALS — 9.6%
Julius Baer Group, Ltd. (Switzerland)	2,332	113,294
Asset Management & Custody Banks
EFG International AG (Switzerland)	6,926	72,948
Asset Management & Custody Banks
Element Financial Corp. (Canada)	3,464	41,808
Specialized Finance
Ichiyoshi Securities Co., Ltd. (Japan) (b)	2,221	20,622
Investment Banking & Brokerage
MLP AG (Germany)	4,209	16,786
Asset Management & Custody Banks
		265,458
BANKS — 4.8%
DGB Financial Group, Inc. (South Korea)	7,909	67,784
Regional Banks
BNK Financial Group, Inc. (South Korea)	8,792	63,138
Regional Banks
BNK Financial Group, Inc. Rights (South Korea) (a) (d)	1,924	2,376
Regional Banks
		133,298
REAL ESTATE — 3.6%
Countrywide PLC (United Kingdom)	9,573	56,367
Real Estate Services
LSL Property Services PLC (United Kingdom) (b)	10,416	43,762
Real Estate Services
		100,129
		498,885
INFORMATION TECHNOLOGY — 10.6%
TECHNOLOGY HARDWARE & EQUIPMENT — 5.8%
Hirose Electric Co., Ltd. (Japan)	598	73,373
Electronic Components
Premier Farnell PLC (United Kingdom) (b)	22,425	32,398
Technology Distributors
Orbotech, Ltd. (Israel) (a)	1,433	31,704
Electronic Equipment & Instruments

	Shares	Value
Common Stocks — 95.6% (cont.)
Information Technology — 10.6% (cont.)
Technology Hardware & Equipment — 5.8% (cont.)
Electrocomponents PLC (United Kingdom)	6,296	$22,119
Technology Distributors
		159,594
SOFTWARE & SERVICES — 4.8%
Atea ASA (Norway) (b)	7,741	64,275
IT Consulting & Other Services
Totvs SA (Brazil)	6,853	53,749
Systems Software
Altran Technologies SA (France)	1,222	16,390
IT Consulting & Other Services
		134,414
		294,008
CONSUMER DISCRETIONARY — 7.8%
CONSUMER SERVICES — 2.8%
Melco International Development, Ltd. (Hong Kong)	52,129	78,294
Casinos & Gaming
MEDIA — 2.8%
Hakuhodo DY Holdings, Inc. (Japan)	4,572	50,168
Advertising
SKY Network Television, Ltd. (New Zealand)	8,295	26,042
Cable & Satellite
		76,210
RETAILING — 2.2%
Hengdeli Holdings, Ltd. (Hong Kong)	232,369	33,881
Specialty Stores
China ZhengTong Auto Services Holdings, Ltd. (China)	56,471	25,940
Automotive Retail
		59,821
		214,325
MATERIALS — 6.8%
Incitec Pivot, Ltd. (Australia)	38,694	111,658
Diversified Chemicals
Kansai Paint Co., Ltd. (Japan)	3,027	46,465
Specialty Chemicals
Titan Cement Co. SA (Greece)	1,587	30,366
Construction Materials
		188,489
CONSUMER STAPLES — 4.9%
FOOD & STAPLES RETAILING — 2.7%
Sugi Holdings Co., Ltd. (Japan)	1,339	74,640
Drug Retail
FOOD, BEVERAGE & TOBACCO — 2.2%
Treasury Wine Estates, Ltd. (Australia)	5,834	35,284
Distillers & Vintners
Davide Campari-Milano SPA (Italy)	2,840	24,693
Distillers & Vintners
		59,977
		134,617
HEALTH CARE — 3.6%
HEALTH CARE EQUIPMENT & SERVICES — 3.4%
Primary Health Care, Ltd. (Australia) (b)	29,491	50,287
Health Care Services
Amplifon S.p.A. (Italy)	5,203	45,206
Health Care Distributors
		95,493
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
QIAGEN N.V. (Netherlands) (a)	188	5,201
Life Sciences Tools & Services
		100,694
ENERGY — 0.5%
Fugro NV (Netherlands) (a)	769	12,594
Oil & Gas Equipment & Services
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9	518
Oil & Gas Equipment & Services
		13,112
TOTAL COMMON STOCKS — 95.6% (Cost $2,894,511)		2,645,494

	Par Value	Value
SHORT TERM INVESTMENTS— 3.8%
REPURCHASE AGREEMENT — 3.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.08% dated 12/31/15 due 01/04/16, repurchase price $106,018, collateralized by a United States Treasury Note, 1.750%, due 12/31/20, value plus accrued interest of $108,140 (Cost: $106,017)	$106,017	106,017
TOTAL SHORT TERM INVESTMENTS — 3.8% (Cost $106,017)		106,017
TOTAL INVESTMENTS — 99.4% (Cost $3,000,528)		2,751,511
Other Assets In Excess of Liabilities — 0.6%		16,366
Foreign Currencies (Cost $0) —0.0% (e)		0	(f)
TOTAL NET ASSETS — 100.0%		$2,767,877

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	A portion of the security out on loan.
(d)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(e)	Amount rounds to less than 0.1%.
(f)	Amount rounds to less than $1,000.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE. At December 31, 2015 Int’l Small Cap held a security which was valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At December 31, 2015, there were no transfers between levels.

The following is a summary of the inputs used as of December 31, 2015 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

	Quoted Prices	Other
	in Active	Significant	Significant
	Markets for Identical Assets	Observable Inputs	Unobservable Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)
Oakmark
Common Stocks	$16,224,537	$0	$0
Short Term Investments	0	848,212	0
Total	$16,224,537	$848,212	$0

Select
Common Stocks	$5,427,011	$0	$0
Preferred Stocks	7,021	0	0
Convertible Bond	0	53,029	0
Short Term Investments	0	337,834	0
Total	$5,434,032	$390,863	$0

Equity and Income
Common Stocks	$10,812,653	$0	$0
Government and Agency Securities	0	1,576,116	0
Corporate Bonds	0	1,623,522	0
Asset Backed Securities	0	11,457	0
Short Term Investments	0	3,564,586	0
Total	$10,812,653	$6,775,681	$0

Global
Common Stocks	$3,016,385	$0	$0
Short Term Investments	0	22,746	0
Forward Foreign Currency Contracts - Assets	0	5,159	0
Forward Foreign Currency Contracts - Liabilities	0	(21)	0
Total	$3,016,385	$27,884	$0

Global Select
Common Stocks	$2,125,667	$0	$0
Short Term Investments	0	116,510	0
Forward Foreign Currency Contracts - Assets	0	2,919	0
Total	$2,125,667	$119,429	$0

International
Common Stocks	$25,606,405	$0	$0
Short Term Investments	0	827,389	0
Forward Foreign Currency Contracts - Assets	0	34,702	0
Forward Foreign Currency Contracts - Liabilities	0	(212)	0
Total	$25,606,405	$861,879	$0

Int’l Small Cap
Common Stocks	$2,643,118	$2,376	$0
Short Term Investments	0	106,017	0
Forward Foreign Currency Contracts - Assets	0	5,757	0
Forward Foreign Currency Contracts - Liabilities	0	(52)	0
Total	$2,643,118	$114,098	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2015 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local			Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	12/31/15	(Depreciation)
Foreign Currency Bought:
Australian Dollar	10,877	03/16/16	$7,895	$50
			$7,895	$50

Foreign Currency Sold:
Australian Dollar	23,389	03/16/16	$16,977	$748
Swiss Franc	120,177	03/16/16	120,423	4,340
			$137,400	$5,088

During the period ended December 31, 2015 there were no forward foreign currency contracts opened or settled for Global.

Global Select

	Local			Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	12/31/15	(Depreciation)
Foreign Currency Sold:
Swiss Franc	80,807	03/16/16	$80,972	$2,919
			$80,972	$2,919

During the period ended December 31, 2015 there were no forward foreign currency contracts opened or settled for Global Select.

International

	Local			Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	12/31/15	(Depreciation)
Foreign Currency Bought:
Australian Dollar	127,481	03/16/16	$92,536	$760
			$92,536	$760
Foreign Currency Sold:
Australian Dollar	236,628	03/16/16	$171,764	$7,567
Swiss Franc	724,390	03/16/16	725,872	26,163
			$897,636	$33,730

During the period ended December 31, 2015 there were no forward foreign currency contracts opened or settled for International.

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 12/31/15	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Australian Dollar	27,800	03/16/16	$20,180	$134
			$20,180	$134

Foreign Currency Sold:
Australian Dollar	69,609	03/16/16	$50,528	$2,226
Swiss Franc	92,601	03/16/16	92,790	3,345
			$143,318	$5,571

During the period ended December 31, 2015 the notional value of forward foreign currency contracts opened for Int’l Small Cap were $0 and the notional value of settled contracts was $7,573 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2015 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2015 none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select wrote put options during the period ended December 31, 2015, as follows (in thousands):

Oakmark

	Number of Contracts	Premiums
Options outstanding at September 30, 2015	0	$0
Options written	6	16,395
Options bought back	(6)	(16,395)
Options outstanding at December 31, 2015	0	$0

Select

	Number of Contracts	Premiums
Options outstanding at September 30, 2015	51	$12,393
Options written	55	28,057
Options expired	(55)	(13,155)
Options bought back	(51)	(27,295)
Options outstanding at December 31, 2015	0	$0

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2015 all of the Funds held repurchase agreements.

Security lending

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2015 Select and Int’l Small Cap had securities on loan with a value of $101,859,300 and $5,357,142, respectively, and held as collateral for the loans U.S. Treasury securities with a value of $104,908,149 and $5,678,118, respectively.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise more than 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At December 31, 2015 Equity and Income and International held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets

$29,500	1011778 BC ULC / New Red Finance, Inc.	09/24/14	$29,500	$30,385	0.17%
40,360	Activision Blizzard, Inc.	09/12/13 - 11/13/15	42,335	42,447	0.24%
122,500	Anthem, Inc.	11/23/15 - 12/29/15	122,448	122,448	0.69%
345,000	BMW US Capital LLC	11/05/15 - 12/07/15	344,953	344,953	1.96%
13,760	CVS Health Corp	10/05/15	14,884	14,815	0.08%
11,450	Cabela’s Master Credit Card Trust	10/20/11	11,450	11,457	0.06%
150,000	Chevron Corp.	12/01/15 - 12/23/15	149,966	149,966	0.85%
37,000	Credit Suisse Group AG	12/04/13 - 06/11/14	37,000	38,490	0.22%
25,000	Credit Suisse Group Funding Guernsey, Ltd.	12/07/15	24,953	24,886	0.14%
3,950	Dollar Tree, Inc.	02/06/15	3,950	4,086	0.02%
23,445	Expedia, Inc.	12/01/15 - 12/22/15	23,284	22,881	0.13%
5,590	Glencore Finance Canada, Ltd.	06/01/15 - 06/02/15	5,698	5,400	0.03%
8,060	Glencore Funding LLC	01/15/15	8,062	7,979	0.04%
10,000	Howard Hughes Corp.	09/27/13	10,000	10,200	0.06%
39,400	International Game Technology PLC	02/09/15	39,400	36,478	0.21%
100,000	J.P. Morgan Securities LLC	11/02/15 - 11/04/15	99,825	99,821	0.57%
100,000	John Deere Capital Co.	12/08/15 - 12/09/15	99,985	99,985	0.57%
187,570	Kellogg Co.	11/17/15 - 12/15/15	187,545	187,545	1.06%
14,790	Level 3 Financing, Inc.	04/16/15 - 10/29/15	14,800	14,709	0.08%

30,930	Live Nation Entertainment, Inc.	08/15/12 - 01/22/15	32,141	31,913	0.18%
2,950	MSCI, Inc.	08/10/15	2,950	3,024	0.02%
378,000	MetLife Short Term Funding LLC	11/09/15 - 12/29/15	377,950	377,950	2.14%
9,835	Omega Healthcare Investors, Inc.	09/16/15	9,808	10,039	0.06%
4,920	Penske Truck Leasing Co., LP / PTL Finance Corp.	06/16/15	5,053	5,019	0.03%
1,500	Post Holdings, Inc.	03/12/14 - 08/12/15	1,546	1,544	0.01%
29,485	Schlumberger Holdings Corp.	12/10/15	29,475	29,241	0.16%
1,970	Schlumberger Investment SA	12/16/15	1,979	1,980	0.01%
6,885	Scientific Games International, Inc.	11/14/14	6,885	6,575	0.04%
4,990	Serta Simmons Bedding LLC	09/26/12 - 09/27/12	4,973	5,215	0.03%
8,895	Sirius XM Radio, Inc.	03/04/15 - 03/26/15	9,408	9,384	0.05%
9,970	Six Flags Entertainment Corp.	12/11/12	9,991	10,095	0.06%
5,895	The Sun Products Corp.	11/16/15	5,229	5,114	0.03%
1,000	Tribune Media Co.	06/17/15	1,000	1,000	0.01%
57,474	Ultra Petroleum Corp.	04/11/14 - 10/28/14	58,435	13,548	0.08%
33,475	Valeant Pharmaceuticals International, Inc.	03/13/15 - 09/25/15	34,262	31,611	0.18%
100,000	Wal-Mart Stores, Inc.	12/03/15 - 12/04/15	99,984	99,984	0.57%
				$1,912,167	10.84%

International

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets

$250,000	J.P. Morgan Securities LLC	09/17/15 - 12/08/15	$249,486	$249,533	0.94%
				$249,533	0.94%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2015. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares / Par Value	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2015	Value December 31, 2015

Flowserve Corp.	7,338	$0	$0	$1,321	$301,877	$308,775
TOTALS		$0	$0	$1,321	$301,877	$308,775

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares / Par Value	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2015	Value December 31, 2015
Bureau Veritas SA	23,362	$181,353	$0	$0	$314,504	$466,887
CNH Industrial N.V.	93,721	0	0	0	610,015	645,736
EXOR SPA	13,318	64,078	0	0	521,020	609,192
Meggitt PLC	42,505	14,725	0	0	287,812	234,792
Melco Crown Entertainment Ltd.	28,848	47,482	12,545	491	366,900	484,639
OMRON Corp.	17,817	114,418	0	0	434,181	602,568
Orica, Ltd.	35,886	28,118	0	14,019	352,775	405,332
Prada SPA	132,274	14,145	0	0	489,101	411,327
SKF AB	24,358	0	0	0	447,292	395,892
Smiths Group PLC	22,771	0	0	9,826	346,190	315,380
TOTALS		$464,319	$12,545	$24,336	$4,169,790	$4,571,745

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares / Par Value	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2015	Value December 31, 2015
Atea ASA	7,741	$0	$0	$3,110	$71,149	$64,275
Ichiyoshi Securities Co., Ltd.	2,221	0	0	18	19,125	20,622
Konecranes OYJ	3,381	2,845	0	0	81,679	84,139
LSL Property Services PLC	10,416	0	0	0	53,966	43,762
Outotec OYJ	9,337	0	0	0	34,491	34,499
Premier Farnell PLC	22,425	0	4,409	0	39,762	32,398
Primary Health Care Ltd.	29,491	17,891	0	0	59,081	50,287
Saft Groupe SA	1,661	3,827	0	0	49,634	50,702
Wajax Corp.	1,162	2,970	0	212	15,772	14,099
TOTALS		$27,533	$4,409	$3,340	$424,659	$394,783

3. FEDERAL INCOME TAXES

At December 31, 2015 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$13,494,489	$4,102,572	$(524,312)	$3,578,260
Select	4,337,930	1,638,538	(151,573)	1,486,965
Equity and Income	14,433,553	3,483,165	(328,384)	3,154,781
Global	2,641,622	548,853	(151,344)	397,509
Global Select	2,129,408	241,949	(129,180)	112,769
International	28,173,764	1,583,055	(3,323,025)	(1,739,970)
Int’l Small Cap	3,019,157	225,746	(493,392)	(267,646)

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 23, 2016

By:	/s/ John J. Kane
John J. Kane
Principal Financial Officer
Date:	February 23, 2016